united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	MUTUAL FUNDS - 38.8%
	DEBT FUNDS - 38.8%
2,172,743	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$22,140,247
3,386,730	BlackRock High Yield Portfolio - Institutional Class	25,874,617
685,561	Lord Abbett High Yield Fund - Institutional Class	5,169,130
1,661,708	Virtus Seix Floating Rate High Income Fund - Institutional Class	14,490,095
	TOTAL MUTUAL FUNDS (Cost - $67,726,443)	67,674,089

	SHORT-TERM INVESTMENTS - 61.3%
	MONEY MARKET FUNDS - 61.3%
26,253,025	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.46% *	26,253,025
26,253,204	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.49% *	26,253,204
28,106,428	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.61% *	28,106,428
26,252,455	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.25% *	26,252,455
	TOTAL SHORT-TERM INVESTMENTS (Cost - $106,865,112)	106,865,112

	TOTAL INVESTMENTS - 100.1% (Cost - $174,591,155) (a)	$174,539,201
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(216,581)
	NET ASSETS - 100.0%	$174,322,620

*	Money market fund; interest rate reflects effective yield on March 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $174,598,466
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$240,125
	Unrealized depreciation	(299,390)
	Net unrealized depreciation	$(59,265)

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	COMMON STOCK - 98.8%
	AGRICULTURE - 6.2%
263,950	Altria Group, Inc.	$16,449,364
400,318	Archer-Daniels-Midland Co.	17,361,792
160,051	Philip Morris International, Inc.	15,909,069
		49,720,225
	AUTO MANUFACTURERS - 2.2%
1,615,525	Ford Motor Co.	17,900,017

	BANKS - 1.9%
297,689	Wells Fargo & Co.	15,601,880

	BEVERAGES - 2.1%
386,739	Coca-Cola Co.	16,796,075

	BIOTECHNOLOGY - 2.0%
214,757	Gilead Sciences, Inc.	16,190,530

	CHEMICALS - 4.0%
417,696	CF Industries Holdings, Inc.	15,759,670
154,390	LyondellBasell Industries	16,315,935
		32,075,605
	COMMERCIAL SERVICES - 4.1%
518,870	Nielsen Holdings PLC	16,494,877
859,425	Western Union Co.	16,526,743
		33,021,620
	COMPUTERS - 4.1%
108,811	International Business Machines Corp.	16,694,872
288,034	Seagate Technology PLC	16,855,750
		33,550,622
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
502,013	Invesco Ltd.	16,069,436
1,250,713	Navient Corp.	16,409,355
		32,478,791
	ELECTRIC - 10.9%
1,597,476	AES Corp.	18,163,302
530,916	FirstEnergy Corp.	18,056,453
629,405	PPL Corp.	17,805,867
442,995	SCANA Corp.	16,634,462
396,107	Southern Co.	17,690,139
		88,350,223
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
239,863	Emerson Electric Co.	16,382,643

	FOOD - 1.9%
336,742	General Mills, Inc.	15,173,594

	FOREST PRODUCTS & PAPER - 2.1%
313,764	International Paper Co.	16,764,411

	INSURANCE - 2.1%
362,213	MetLife, Inc.	16,621,955

	IRON/STEEL - 1.9%
258,114	Nucor Corp.	15,768,184

	MISCELLANEOUS MANUFACTURING - 4.0%
208,490	Eaton Corp. PLC	16,660,436
1,160,382	General Electric Co.	15,641,949
		32,302,385
	OFFICE/BUSINESS EQUIPMENT - 2.1%
579,397	Xerox Corp.	16,675,046

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	COMMON STOCK - 98.8% (Continued)
	OIL & GAS - 6.5%
232,392	Exxon Mobil Corp.	$17,338,767
259,142	Helmerich & Payne, Inc.	17,248,492
272,151	Occidental Petroleum Corp.	17,678,929
		52,266,188
	PACKING & CONTAINERS - 2.0%
258,443	WestRock Co.	16,584,287

	PHARMACEUTICALS - 8.2%
243,595	Cardinal Health, Inc.	15,268,535
217,570	Eli Lilly & Co.	16,833,391
314,369	Merck & Co., Inc.	17,123,679
471,443	Pfizer, Inc.	16,731,512
		65,957,117
	PIPELINES - 4.0%
302,475	ONEOK, Inc.	17,216,877
619,093	Williams Cos., Inc.	15,390,652
		32,607,529
	RETAIL - 8.5%
275,267	Kohl's Corp.	18,032,741
410,205	L Brands, Inc.	15,673,933
600,243	Macy's, Inc.	17,851,227
245,902	Target Corp.	17,072,976
		68,630,877
	SAVINGS & LOANS - 2.0%
860,280	People's United Financial, Inc.	16,052,825

	SEMICONDUCTORS - 1.9%
275,036	QUALCOMM, Inc.	15,239,745

	TELECOMMUNICATIONS - 6.1%
467,863	AT&T, Inc.	16,679,316
966,220	CenturyLink, Inc.	15,874,995
353,661	Verizon Communications, Inc.	16,912,069
		49,466,380
	TRANSPORTATION - 2.0%
156,978	United Parcel Services, Inc.	16,429,317

	TOTAL COMMON STOCK (Cost - $793,744,959)	798,608,071

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUNDS - 1.0%
4,426	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.46% *	4,426
6,098	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.49% *	6,098
7,954,032	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.61% *	7,954,032
4,836	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.25% *	4,836
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,969,392)	7,969,392

	TOTAL INVESTMENTS - 99.8% (Cost - $801,714,351) (a)	$806,577,463
	OTHER ASSETS LESS LIABILITIES - 0.2%	1,580,789
	NET ASSETS - 100.0%	$808,158,252

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $804,329,316
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$59,287,394
	Unrealized depreciation	(57,039,247)
	Net unrealized appreciation	$2,248,147

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	COMMON STOCK - 98.7%
	AGRICULTURE - 2.0%
27,630	Vector Group Ltd.	$563,376

	BANKS - 5.8%
10,810	PacWest Bancorp	535,419
25,292	Umpqua Holdings Corp.	541,502
44,101	Valley National Bancorp	549,498
		1,626,419
	CHEMICALS - 1.9%
17,724	Olin Corp.	538,632

	COMMERCIAL SERVICES - 6.0%
14,760	Booz Allen Hamilton Holding Corp.	571,507
14,579	Macquarie Infrastructure Corp.	538,402
25,654	Sabre Corp.	550,278
		1,660,187
	COMPUTERS - 6.2%
14,425	CSRA, Inc.	594,743
8,430	Leidos Holdings, Inc.	551,322
7,398	Science Applications International Corp.	582,962
		1,729,027
	DISTRIBUTION/WHOLESALE - 4.2%
10,332	KAR Auction Services, Inc.	559,994
3,320	Watsco, Inc.	600,820
		1,160,814
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
40,835	BGC Partners, Inc.	549,231

	ELECTRIC - 4.3%
19,419	Great Plains Energy, Inc.	617,330
34,934	NRG Yield, Inc.	593,878
		1,211,208
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
4,631	Hubbell, Inc.	563,963

	ELECTRONICS - 4.0%
13,291	Avnet, Inc.	555,032
11,079	National Instruments Corp.	560,265
		1,115,297
	ENTERTAINMENT - 5.8%
37,273	AMC Entertainment Holdings, Inc.	523,686
20,037	International Game Technology PLC	535,589
9,083	Six Flags Entertainment Corp.	565,508
		1,624,783
	FOOD - 1.9%
22,510	B&G Foods, Inc.	533,487

	HEALTHCARE-PRODUCTS - 8.2%
3,996	Bio-Techne Corp.	603,556
6,711	Hill-Rom Holdings, Inc.	583,857
23,142	Patterson Cos., Inc.	514,447
6,146	STERIS PLC	573,791
		2,275,651
	HEALTHCARE-SERVICES - 2.0%
10,025	Encompass Health Corp.	573,129

	HOUSEWARES - 2.0%
11,446	Tupperware Brands Corp.	553,758

	INSURANCE - 4.2%
12,493	Mercury General Corp.	573,054
27,423	Old Republic International Corp.	588,223
		1,161,277
	METAL FABRICATE/HARDWARE - 2.0%
12,529	Timken Co.	571,322

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	COMMON STOCK - 98.7% (Continued)
	OFFICE/BUSINESS EQUIPMENT - 1.8%
45,479	Pitney Bowes, Inc.	$495,266

	OIL & GAS - 4.3%
8,747	Helmerich & Payne, Inc.	582,200
12,577	HollyFrontier Corp.	614,512
		1,196,712
	PACKING & CONTAINERS - 4.1%
10,912	Greif, Inc.	570,152
11,941	Sonoco Products Co.	579,139
		1,149,291
	PIPELINES - 1.7%
24,566	Tallgrass Energy GP LP	467,245

	REITS - 4.2%
31,629	AGNC Investment Corp.	598,421
34,755	New Residential Investment Corp.	571,720
		1,170,141
	RETAIL - 8.3%
3,602	Cracker Barrel Old Country Store, Inc.	573,438
9,290	Kohl's Corp.	608,588
6,263	MSC Industrial Direct Co., Inc.	574,380
11,704	Nordstrom, Inc.	566,591
		2,322,997
	SAVINGS & LOANS - 1.9%
40,419	New York Community Bancorp, Inc.	526,660

	SEMICONDUCTORS - 1.9%
31,786	Cypress Semiconductor Corp.	539,091

	SOFTWARE- 2.0%
7,001	j2 Global, Inc.	552,519

	TELECOMMUNICATIONS - 2.0%
20,208	Telephone & Data Systems, Inc.	566,430

	TRANSPORTATION - 2.0%
7,648	Ryder System, Inc.	556,698

	TOTAL COMMON STOCK (Cost - $29,291,433)	27,554,611

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
493,919	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.61% *	493,919
	TOTAL SHORT-TERM INVESTMENTS (Cost - $493,919)

	TOTAL INVESTMENTS - 100.5% (Cost - $29,875,352) (a)	$28,048,530
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(147,451)
	NET ASSETS - 100.0%	$27,901,079

	LP - Limited Partnership
	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,785,352
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$370,668
	Unrealized depreciation	(2,107,490)
	Net unrealized depreciation	$(1,736,822)

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 26.1%
	DEBT FUNDS - 26.1%
28,053	First Trust Senior Loan ETF	$1,349,911
38,404	Highland/iBoxx Senior Loan ETF	703,561
40,223	iShares iBoxx $ High Yield Corporate Bond ETF	3,444,698
151,752	PowerShares Senior Loan Portfolio	3,510,024
50,438	SPDR Blackstone / GSO Senior Loan ETF	2,391,770
95,571	SPDR Bloomberg Barclays High Yield Bond ETF	3,426,220
127,224	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,482,121
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,541,907)	18,308,305

	MUTUAL FUNDS - 72.9%
	DEBT FUNDS - 72.9%
345,000	BlackRock Funds II - Floating Rate Income - Institutional Class	3,515,546
124,387	Columbia Floating Rate Fund - Institutional Class	1,136,902
204,219	Eaton Vance Floating-Rate & High Income Fund - Institutional Class	1,811,426
322,917	Eaton Vance Floating-Rate Advantaged Fund - Institutional Class	3,535,944
390,521	Eaton Vance Floating-Rate Fund - Institutional Class	3,534,212
399,138	Franklin Floating Rate Daily Access Fund - Advisor Class	3,504,429
362,490	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	3,501,657
135,046	Guggenheim Floating Rate Strategies Fund - Institutional Class	3,511,203
403,547	Hartford Floating Rate Fund - Institutional Class	3,518,928
167,230	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	1,413,097
260,545	JPMorgan Floating Rate Income Fund - Institutional Class	2,449,118
303,810	Loomis Sayles Senior Floating Rate and Fixed - Institutional Class	3,007,719
383,170	Lord Abbett Floating Rate Income - Institutional Class	3,521,334
107,849	Nuveen Symphony Floating Rate Income Fund - Institutional Class	2,113,833
434,444	Oppenheimer Senior Floating Rate Fund - Institutional Class	3,527,687
119,815	Pacific Funds Floating Rate Income - Institutional Class	1,214,922
74,825	Virtus Newsfleet Senior Floating Rate Fund - Institutional Class	704,099
404,278	Virtus Seix Floating Rate High Income Fund - Institutional Class	3,525,302
213,572	Voya Floating Rate Fund - Institutional Class	2,107,955
	TOTAL MUTUAL FUNDS (Cost - $51,318,723)	51,155,313

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
779,629	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.61% *	779,629
	TOTAL SHORT-TERM INVESTMENTS (Cost - $779,629)

	TOTAL INVESTMENTS - 99.8% (Cost - $70,640,259) (a)	$70,243,247
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(35,326)
	NET ASSETS - 100.0%	$70,207,921

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,640,259
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$6,017
	Unrealized depreciation	(403,029)
	Net unrealized depreciation	$(397,012)

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	COMMON STOCK - 50.6%
	AEROSPACE/DEFENSE - 8.3%
2,572	Boeing Co.	$843,307
2,636	Lockheed Martin Corp.	890,784
2,602	Northrop Grumman Corp.	908,410
4,227	Raytheon Co.	912,271
		3,554,772
	BANKS - 7.9%
27,913	Bank of America Corp.	837,111
8,866	Comerica, Inc.	850,515
5,618	PNC Financial Services Group, Inc.	849,666
45,431	Regions Financial Corp.	844,108
		3,381,400
	COMMERCIAL SERVICES - 4.1%
4,635	S&P Global, Inc.	885,563
10,006	Total System Services, Inc.	863,118
		1,748,681
	COMPUTERS - 6.0%
10,527	Cognizant Technology Solutions Corp.	847,424
47,663	Hewlett Packard Enterprise Co.	836,009
15,245	Seagate Technology PLC	892,137
		2,575,570
	ENGINEERING & CONSTRUCTION - 2.1%
15,637	Fluor Corp.	894,749

	HEALTHCARE-PRODUCTS - 4.1%
6,457	Edwards Lifesciences Corp. *	900,881
4,493	IDEXX Laboratories, Inc. *	859,915
		1,760,796
	HEALTHCARE-SERVICES - 3.9%
20,967	Envision Healthcare Corp. *	805,762
8,640	HCA Healthcare, Inc.	838,080
		1,643,842
	INTERNET - 3.9%
579	Amazon.com, Inc. *	838,010
2,755	Netflix, Inc. *	813,689
		1,651,699
	PHARMACEUTICALS - 1.8%
11,281	Express Scripts Holding Co. *	779,292

	RETAIL - 6.5%
14,661	Kohl's Corp.	960,442
17,413	Tapestry, Inc.	916,098
12,943	Target Corp.	898,632
		2,775,172
	TELECOMMUNICATIONS - 2.0%
20,083	Cisco Systems, Inc.	861,360

	TOTAL COMMON STOCK (Cost - $22,215,663)	21,627,333

	EXCHANGED TRADED FUNDS - 48.1%
	DEBT FUND - 48.1%
245,457	iShares 1-3 Year Treasury Bond ETF	20,510,387
	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,508,759)

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
706,181	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.61% **	706,181
	TOTAL SHORT-TERM INVESTMENTS (Cost - $706,181)

	TOTAL INVESTMENTS - 100.4% (Cost - $43,430,603) (a)	$42,843,901
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %	(182,442)
	NET ASSETS - 100.0%	$42,661,459

	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on March 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,435,623
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$226,670
	Unrealized depreciation	(818,392)
	Net unrealized depreciation	$(591,722)

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the fund's investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$67,674,089	$-	$-	$67,674,089
Money Market Funds	106,865,112	-	-	106,865,112
Total	$174,539,201	$-	$-	$174,539,201
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$798,608,071	$-	$-	$798,608,071
Money Market Fund	7,969,392	-	-	7,969,392
Total	$806,577,463	$-	$-	$806,577,463
Power Dividend Mid-Cap Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$27,554,611	$-	$-	$27,554,611
Money Market Fund	493,919	-	-	493,919
Total	$28,048,530	$-	$-	$28,048,530
Power Floating Rate Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,308,305	$-	$-	$18,308,305
Mutual Funds	51,155,313	-	-	51,155,313
Money Market Funds	779,629	-	-	779,629
Total	$70,243,247	$-	$-	$70,243,247
Power Momentum Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$21,627,333	$-	$-	$21,627,333
Exchange Traded Funds	20,510,387	-	-	20,510,387
Money Market Fund	706,181	-	-	706,181
Total	$42,843,901	$-	$-	$42,843,901

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/24/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 5/24/2018